FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS

The Plan uses a prototype plan document sponsored by the Trustee, who received an opinion letter from the Internal Revenue Service (IRS), dated June 30, 2020, which states that the prototype Plan document satisfies the applicable provisions of the Code. The current version of the Plan itself has not received a determination letter from the IRS, but the last determination letter on a prior version of the Plan was received on August 19, 2004. However, the Plan’s management believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the Code, except for any operational and administrative failures which have been, or will be, corrected in all material respects in accordance with the methods and principles of the Employee Plans Compliance Resolution System (EPCRS) and/or ERISA. Subject to the directly preceding sentence, the Plan Sponsor (a) has no information to suggest that the Plan has been disqualified, (b) believes the Plan has maintained its tax-exempt status, (c) has operated the Plan to be in compliance in all material respects under the appropriate section of the Code, and (d) intends to continue operating the Plan as a qualified plan.